Cover	9 Months Ended
Sep. 30, 2019
Cover page.
Entity Registrant Name	Vertiv Holdings Co
Entity Central Index Key	0001674101
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-1
Amendment Flag	false